Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 5,163	$ 5,567	$ 5,199	$ 6,355
Restricted cash	978	922
Trade receivables	1,054	1,362
Financing receivables	21,472	21,976	20,039
Inventories, net	7,008	7,410
Property, plant and equipment, net	6,865	7,090
Investments in unconsolidated subsidiaries and affiliates	605	645
Equipment under operating leases	1,518	1,059
Goodwill	2,484	2,504	2,510
Other intangible assets, net	850	810
Deferred tax assets	1,747	1,679
Derivative assets	205	261
Other assets	1,964	2,558
TOTAL ASSETS	51,913	53,843
LIABILITIES AND EQUITY
Debt	29,594	29,866
Deferred tax liabilities	452	385
Pension, postretirement and other post employment benefits	2,614	2,427
Derivative liabilities	235	94
Other liabilities	8,059	8,735
Total liabilities	46,936	48,876
Equity	4,961	4,955	4,825	4,857
Redeemable noncontrolling interest	16	12
TOTAL EQUITY AND LIABILITIES	51,913	53,843
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,122	4,010	3,890	5,482
Restricted cash	1
Trade receivables	1,025	1,338
Financing receivables	4,767	5,826
Inventories, net	6,845	7,314
Property, plant and equipment, net	6,862	7,085
Investments in unconsolidated subsidiaries and affiliates	3,063	3,049
Equipment under operating leases	20	34
Goodwill	2,324	2,340
Other intangible assets, net	828	796
Deferred tax assets	1,508	1,437
Derivative assets	198	254
Other assets	1,502	1,884
TOTAL ASSETS	33,065	35,367
LIABILITIES AND EQUITY
Debt	11,520	11,948
Trade payables	5,850	7,162
Deferred tax liabilities	202	225
Pension, postretirement and other post employment benefits	2,594	2,419
Derivative liabilities	221	78
Other liabilities	7,701	8,568
Total liabilities	28,088	30,400
Equity	4,961	4,955
Redeemable noncontrolling interest	16	12
TOTAL EQUITY AND LIABILITIES	33,065	35,367
Financial services [Member]
ASSETS
Cash and cash equivalents	1,041	1,557	1,309	873
Restricted cash	977	922
Trade receivables	92	88
Financing receivables	22,717	23,640
Inventories, net	163	96
Property, plant and equipment, net	3	5
Investments in unconsolidated subsidiaries and affiliates	136	129
Equipment under operating leases	1,498	1,025
Goodwill	160	164
Other intangible assets, net	22	14
Deferred tax assets	239	242
Derivative assets	9	10
Other assets	781	1,040
TOTAL ASSETS	27,838	28,932
LIABILITIES AND EQUITY
Debt	24,086	25,408
Trade payables	197	273
Deferred tax liabilities	250	160
Pension, postretirement and other post employment benefits	20	8
Derivative liabilities	16	19
Other liabilities	675	531
Total liabilities	25,244	26,399
Equity	2,594	2,533
TOTAL EQUITY AND LIABILITIES	$ 27,838	$ 28,932